Expense Example - HSAFunds-ComboPRO - HSAFunds-ComboPRO - Moderate with Income Allocation Fund - Moderate with Income Allocation Fund	Nov. 29, 2024 USD ($)
Expense Example:
1 year	$ 2
3 years	14
5 years	43
10 years	$ 129